Note 10 - Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 11.    Derivative Instruments

At times, we use commodity forward sales commitments and commodity swap contracts to manage our exposure to fluctuation in the prices of certain metals which we produce. Contract positions are designed to ensure that we will receive a defined minimum price for certain quantities of our production, thereby partially offsetting our exposure to fluctuations in the market. These instruments do, however, expose us to other risks, including the amount by which the contract price exceeds the spot price of a commodity, and nonperformance by the counterparties to these agreements.

We use financially-settled forward contracts to sell lead and zinc at fixed prices for settlement at approximately the same time that our unsettled concentrate sales contracts will settle.  The settlement of each concentrate contract is based on the average spot price of the metal during the month of settlement, which may differ from the prices used to record the sale when the sale takes place.  The objective of the contracts is to manage the exposure to changes in prices of zinc and lead contained in our concentrate shipments between the time of sale and final settlement.  These contracts do not qualify for hedge accounting and are marked-to-market through earnings each period.  At June 30, 2013, we recorded a current asset of approximately $0.2 million, which is included in other current assets, for the fair value of the contracts.  The current asset balance is net of approximately $0.2 million for contracts that were in a fair value liability position at June 30, 2013. We recognized a $2.8 million net gain on the contracts during the first six months of 2013, which is included in sales of products.  The net gain recognized on the contracts offsets price adjustments on our provisional concentrate sales related to changes to lead and zinc prices between the time of sale and final settlement.

In addition, we use financially-settled forward contracts to manage the exposure to changes in prices of zinc and lead contained in our forecasted future concentrate shipments.  These contracts also do not qualify for hedge accounting and are marked-to-market through earnings each period.  At June 30, 2013, we recorded a current asset of $9.8 million, which is included in other current assets, and a non-current asset of $14.6 million, which is included in other non-current assets, for the fair value of the contracts.  The current asset balance is net of approximately $0.3 million for contracts that were in a fair value liability position at June 30, 2013. We recognized a $28.1 million net gain on the contracts during the first six months of 2013, which included $7.2 million in gains realized on settled contracts. The net gain on these contracts is included as a separate line item under other income (expense), as they relate to forecasted future shipments, as opposed to sales that have already taken place but are subject to final pricing.  The gains recognized during the first six months of 2013 are mostly the result of declining lead prices during the beginning of June 2013.  This program is designed to mitigate the impact of potential future declines in lead and zinc prices from the price levels established in the contracts (see average price information below).

The following tables summarize the quantities of base metals committed under forward sales contracts at June 30, 2013 and December 31, 2012:

June 30, 2013	Pounds under contract (in thousands)		Average price per pound
	Zinc	Lead	Zinc	Lead
Contracts on provisional sales
2013 settlements	19,786	9,314	$0.85	$0.92
Contracts on forecasted sales
2013 settlements	15,046	14,936	$0.96	$1.05
2014 settlements	60,516	47,619	$0.99	$1.05
2015 settlements	26,896	39,628	$0.98	$1.07

December 31, 2012	Pounds under contract (in thousands)		Average price per pound
	Zinc	Lead	Zinc	Lead
Contracts on provisional sales
2013 settlements	14,991	6,945	$0.95	$1.00
Contracts on forecasted sales
2013 settlements	35,935	32,794	$0.96	$1.11
2014 settlements	30,203	33,069	$0.98	$1.03
2015 settlements	3,307	23,534	$1.01	$1.06

Our concentrate sales are based on a provisional sales price containing an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of the concentrates at the forward price at the time of the sale. The embedded derivative, which does not qualify for hedge accounting, is adjusted to market through earnings each period prior to final settlement.

Note 10: Derivative Instruments

At times, we use commodity forward sales commitments, commodity swap contracts and commodity put and call option contracts to manage our exposure to fluctuation in the prices of certain metals which we produce. Contract positions are designed to ensure that we will receive a defined minimum price for certain quantities of our production, thereby partially offsetting our exposure to fluctuations in the market. These instruments do, however, expose us to other risks, including the amount by which the contract price exceeds the spot price of a commodity, and nonperformance by the counterparties to these agreements.

We utilize financially-settled forward contracts to sell lead and zinc at fixed prices for settlement at approximately the same time that our unsettled concentrate sales contracts will settle.  The settlement of each concentrate contract is based on the average spot price of the metal during the month of settlement, which may differ from the prices used to record the sale when the sale takes place.  The objective of the contracts is to manage the exposure to changes in prices of zinc and lead contained in our concentrate shipments between the time of sale and final settlement.  These contracts do not qualify for hedge accounting and are marked-to-market through earnings each period.  At December 31, 2012, we recorded a current asset of $2.3 million, which is included in other current assets, for the fair value of the contracts.  We recognized a $1.3 million net loss on the contracts during 2012, which is included in sales of products.  The net loss recognized on the contracts offset price adjustments on our provisional concentrate sales related to changes to lead and zinc prices between the time of sale and final settlement.

In addition, we utilize financially-settled forward contracts to manage the exposure of changes in prices of zinc and lead contained in our forecasted future concentrate shipments.  These contracts also do not qualify for hedge accounting and are marked-to-market through earnings each period.  At December 31, 2012, we recorded a current asset of $5.6 million, which is included in other current assets, and a non-current liability of $2.5 million, which is included in other non-current liabilities, for the fair value of the contracts  The current asset balance is net of approximately $1.0 million for contracts that were in a fair value liability position at December 31, 2012. The non-current liability balance is net of approximately $0.1 million for contracts that were in a fair value asset position at December 31, 2012. We recognized a $10.5 million net loss on the contracts, which includes $18.4 million in gains realized on settled contracts, during 2012. The net loss on these contracts is included as a separate line item under other income (expense), as they relate to forecasted future shipments, as opposed to sales that have already taken place but are subject to final pricing.  The losses recognized during 2012 are the result of increasing lead and zinc prices during the end of 2012.  However, this program is designed to mitigate the impact of potential future declines in lead and zinc prices from the price levels established in the contracts (see average price information below).

The following tables summarize the quantities of base metals committed under forward sales contracts at December 31, 2012 and December 31, 2011:

December 31, 2012	Pounds under contract (in thousands)		Average price per pound
	Zinc	Lead	Zinc	Lead
Contracts on provisional sales
2013 settlements	14,991	6,945	$0.95	$1.00

Contracts on forecasted sales
2013 settlements	35,935	32,794	$0.96	$1.11
2014 settlements	30,203	33,069	$0.98	$1.03
2015 settlements	3,307	23,534	$1.01	$1.06

December 31, 2011	Pounds under contract (in thousands)		Average price per pound
	Zinc	Lead	Zinc	Lead
Contracts on provisional sales
2012 settlements	21,164	5,732	$0.86	$0.89

Contracts on forecasted sales
2012 settlements	45,195	35,053	$1.12	$1.12
2013 settlements	18,243	24,582	$1.14	$1.17

As further discussed in Note 18, production at the Lucky Friday mine was temporarily suspended due to the requirement to remove built-up cementitious material from the Silver Shaft. As a result, during the first quarter of 2012, we liquidated forward contracts related to forecasted Lucky Friday base metal sales for total net proceeds of $3.1 million.

Our concentrate sales are based on a provisional sales price containing an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of the concentrates at the forward price at the time of the sale. The embedded derivative, which does not qualify for hedge accounting, is adjusted to market through earnings each period prior to final settlement.